Credit Risk - Disclosure of Mortgage Loan Size (Details) - Credit risk - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Stock
Disclosure of credit risk exposure [line items]
Mortgage loans average size	£ 183	£ 174
New business
Disclosure of credit risk exposure [line items]
Mortgage loans average size	£ 237	£ 234
Over £1.0m
Disclosure of credit risk exposure [line items]
Mortgage loan size, percentage	2.00%	2.00%
£0.5m to £1.0m
Disclosure of credit risk exposure [line items]
Mortgage loan size, percentage	10.00%	9.00%
£0.25m to £0.5m
Disclosure of credit risk exposure [line items]
Mortgage loan size, percentage	31.00%	30.00%
Below £0.25m
Disclosure of credit risk exposure [line items]
Mortgage loan size, percentage	57.00%	59.00%